OPERATING SEGMENTS - Financial Information by Segment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
External revenue:
Pipeline transportation	CAD 1,002	CAD 805
Terminalling, storage and hub services	4,034	3,183
Gas services	372	277
Total revenue	5,408	4,265
Operating expenses	450	419
Cost of goods sold, including product purchases	3,162	2,501
Realized loss on commodity-related derivative financial instruments	94	10
Share of profit of investments in equity accounted investees	116	1
Depreciation and amortization included in operations	359	273
Unrealized gain on commodity-related derivative financial instruments	(23)	61
Gross profit	1,482	1,002
Depreciation included in general and administrative	23	20
Other general and administrative	213	175
Other (income) expense	28	(1)
Results from operating activities	1,218	808
Net finance costs (income)	185	153
Earnings before income tax	1,033	655
Capital expenditures	1,839	1,745
Contributions to equity accounted investees	7	2
Acquisition	6,400	566
Conventional Pipelines
External revenue:
Total revenue	780	606
Oil Sands & Heavy Oil
External revenue:
Total revenue	207	199
Gas Services
External revenue:
Total revenue	372	277
Midstream
External revenue:
Total revenue	4,034	3,183
Operating segments | Conventional Pipelines
External revenue:
Pipeline transportation	780	606
Total revenue	884	719
Operating expenses	227	222
Realized loss on commodity-related derivative financial instruments	1	3
Depreciation and amortization included in operations	157	103
Unrealized gain on commodity-related derivative financial instruments	(1)	(2)
Gross profit	500	393
Other general and administrative	14	10
Other (income) expense	(6)	(11)
Results from operating activities	492	394
Net finance costs (income)	8	5
Earnings before income tax	484	389
Capital expenditures	1,150	957
Operating segments | Oil Sands & Heavy Oil
External revenue:
Pipeline transportation	207	199
Total revenue	210	202
Operating expenses	66	62
Depreciation and amortization included in operations	18	17
Gross profit	126	123
Other general and administrative	5	5
Other (income) expense	(1)	1
Results from operating activities	122	117
Net finance costs (income)	1	1
Earnings before income tax	121	116
Capital expenditures	15	124
Operating segments | Gas Services
External revenue:
Gas services	372	277
Total revenue	378	283
Operating expenses	89	76
Cost of goods sold, including product purchases	13	12
Depreciation and amortization included in operations	59	52
Gross profit	217	143
Other general and administrative	11	8
Other (income) expense	1	1
Results from operating activities	205	134
Net finance costs (income)	1	2
Earnings before income tax	204	132
Capital expenditures	243	146
Acquisition		566
Operating segments | Midstream
External revenue:
Terminalling, storage and hub services	4,034	3,183
Total revenue	4,034	3,183
Operating expenses	69	69
Cost of goods sold, including product purchases	3,262	2,611
Realized loss on commodity-related derivative financial instruments	93	7
Share of profit of investments in equity accounted investees		1
Depreciation and amortization included in operations	116	101
Unrealized gain on commodity-related derivative financial instruments	(22)	63
Gross profit	516	333
Other general and administrative	27	24
Other (income) expense	11	8
Results from operating activities	478	301
Net finance costs (income)	18	8
Earnings before income tax	460	293
Capital expenditures	395	504
Contributions to equity accounted investees	1	2
Operating segments | Veresen
External revenue:
Pipeline transportation	15
Total revenue	15	0
Operating expenses	8
Share of profit of investments in equity accounted investees	116
Depreciation and amortization included in operations	9
Gross profit	114
Depreciation included in general and administrative	1
Other general and administrative	5
Other (income) expense		0
Results from operating activities	108
Net finance costs (income)	(3)	0
Earnings before income tax	111
Capital expenditures	24
Contributions to equity accounted investees	6
Acquisition	6,400	0
Corporate
External revenue:
Pipeline transportation	(107)	(116)
Gas services	(6)	(6)
Total revenue	(113)	(122)
Operating expenses	(9)	(10)
Cost of goods sold, including product purchases	(113)	(122)
Gross profit	9	10
Depreciation included in general and administrative	22	20
Other general and administrative	151	128
Other (income) expense	23
Results from operating activities	(187)	(138)
Net finance costs (income)	160	137
Earnings before income tax	(347)	(275)
Capital expenditures	12	14
Corporate | Conventional Pipelines
External revenue:
Pipeline transportation	104	113
Total revenue	104	113
Corporate | Oil Sands & Heavy Oil
External revenue:
Pipeline transportation	3	3
Total revenue	3	3
Corporate | Gas Services
External revenue:
Gas services	6	6
Total revenue	CAD 6	CAD 6